Property, Plant and Equipment	3 Months Ended
May 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

Acquisitions and disposals

During the three months ended May 31, 2024, the Group acquired assets with a cost of ZAR 230.1 million (May 31, 2023: ZAR 150.0 million), excluding property under construction.

The carrying amount of the property under construction at May 31, 2024 was ZAR304.1 million (May 31, 2023: ZAR 109.0 million). The amount of borrowing costs capitalised during the three months ended May 31, 2024 was approximately ZAR 1.24 million (May 31, 2023: ZAR 1.27 million). The rate used to determine the amount of borrowing costs eligible for capitalisation was prime rate plus 1.15%, which is the effective interest rate of the specific borrowing.

Assets with net book value of ZAR 1.4 million were disposed by the Group during the three months ended May 31, 2024 (May 31, 2023: ZAR 4.5 million), resulting in a net gain on disposal of ZAR 0.5 million (May 31, 2023: ZAR 1.0 million).

Capital commitments

As at May 31, 2024, the Group has commitments for capital expenditure of ZAR 126.4 million (February 29, 2024: ZAR 151.7 million), relating to the redevelopment of its head office suite for South Africa. The total estimated redevelopment cost is ZAR 402.9 million.